Leases - Summary of Lease in the statements of financial instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Balance at January 1	$ 1,398	$ 1,140
Additions	317	846
Accretion of interest	136	87
Payments	(793)	(675)
Balance at December 31	1,058	1,398
Non-current			$ 327	$ 610
Current			731	788
Total lease liabilities	$ 1,058	$ 1,140	$ 1,058	$ 1,398